DEBT - ICBCL VIE Loans Narrative (Details) - USD ($)	1 Months Ended
	Jun. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2015
Debt Instrument [Line Items]
Total debt				$ 2,582,196,000	$ 2,434,900,000
Golar Glacier Facility | Secured Debt
Debt Instrument [Line Items]
Total debt				154,226,000	161,876,000
Golar Snow Facility | Secured Debt
Debt Instrument [Line Items]
Total debt				154,566,000	162,566,000
Golar Kelvin Facility | Secured Debt
Debt Instrument [Line Items]
Total debt				182,540,000	182,540,000
Golar Ice Facility | Secured Debt
Debt Instrument [Line Items]
Total debt				117,888,000	$ 134,954,000
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total debt				$ 1,849,628,000
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1401 Limited
Debt Instrument [Line Items]
Maturity period of debt			10 years
Maturity period of debt			10 years
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1401 Limited | Golar Glacier Facility | Secured Debt
Debt Instrument [Line Items]
Total debt			$ 184,800,000.0
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1401 Limited | Golar Glacier Facility | Glacier Senior Facility | Secured Debt
Debt Instrument [Line Items]
Total debt			153,000,000
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1401 Limited | Golar Glacier Facility | Golar Glacier Junior Facility | Secured Debt
Debt Instrument [Line Items]
Total debt			$ 31,800,000
Interest rate			6.00%
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1402 Limited | Golar Snow Facility
Debt Instrument [Line Items]
Face amount		$ 182,600,000.0
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1402 Limited | Golar Snow Facility | Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rate		6.00%
Face amount		$ 22,600,000.0
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1402 Limited | Golar Snow Facility | Senior Notes
Debt Instrument [Line Items]
Maturity period of debt		10 years
Face amount		$ 160,000,000.0
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1405 Limited | Golar Kelvin Facility | Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rate		6.00%
Face amount		$ 182,500,000.0
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1405 Limited | Golar Kelvin Facility | Senior Notes
Debt Instrument [Line Items]
Maturity period of debt	10 years
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1406 Limited | Golar Ice Facility | Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rate						2.78%
Face amount						$ 172,000,000.0
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1406 Limited | Golar Ice Facility | Senior Notes
Debt Instrument [Line Items]
Maturity period of debt	10 years